Deferred revenue	12 Months Ended
Dec. 31, 2022
Deferred revenue [Abstract]
Deferred revenue

Note 25 — Deferred revenue

Deferred revenue, also known as unearned revenue, represents amounts received or invoiced in advance of delivering goods or rendering services. These amounts are recognized as revenue when the performance obligations under the contracts are fulfilled. The Company accounts for deferred revenue in accordance with IFRS 15 - Revenue from Contracts with Customers.

	December 31, 2022	December 31, 2021
	EUR	EUR
Deferred revenue – outside parties	224,248	29,371